Expense Example - BlackRock Advantage Large Cap Core V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	854
Class II Shares
Expense Example:
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	1,036
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	$ 1,156